INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 11,767	$ 14,386
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	13,233	15,695	$ 12,515
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (1,466)	$ (1,309)	$ (880)